Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (30,736,098)	$ (110,712,948)
Net loss		(110,712,948)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	242,436	244,208
Unrealized foreign exchange (gain)/loss	375,298	(277,838)
Share based compensation issued to related parties for consultancy services	3,646,017	39,501,701
Share based compensation for consultancy services		18,417,816
Employee share based compensation	5,079,201	2,115,015
Impairment of ROU asset, net of lease termination		46,236
Impairment of prepayments and other current assets		731,940
Impairment of accounts receivable		334,952
Impairment of goodwill		44,438
Impairment of investment in ANY		14,600,000
Interest expense	4,791,782	3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(3,679)	712,554
(Increase) in prepayment and other current assets	(416,069)	(56,523)
(Decrease) in operating lease liability		(46,236)
Decrease in receivable with related parties		168,754
Increase in accounts payable, accrued expenses and other payables	2,310,465	3,340,539
Increase (decrease) in payables to related parties	552,456	161,791
Net cash used in operating activities	(13,001,875)	(26,788,906)
Cash Flows from Investing Activities:
Purchase of property and equipment	(14,376)	(36,854)
Development of intangible assets	(1,767,148)
Net cash provided by investing activities	(1,781,524)	(36,854)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares		2,499,920
Proceeds from long-term debt obligation	2,625,000	21,500,000
Net cash provided by (used in) financing activities	14,712,061	23,999,920
Effect of exchange rate changes on cash	42,399	177,287
Net change in cash	(28,939)	(2,648,553)
Cash, beginning of the period	39,380	2,687,933
Cash, end of the period	10,441	39,380
As filed [Member]
Cash Flows from Operating Activities:
Net loss		(104,105,437)
Net loss		(104,105,438)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization		742,113
Unrealized foreign exchange (gain)/loss		(277,838)
Share based compensation issued to related parties for consultancy services		39,501,701
Share based compensation for consultancy services		18,417,816
Employee share based compensation		2,115,015
Impairment of ROU asset, net of lease termination		46,236
Impairment of prepayments and other current assets		731,940
Impairment of accounts receivable		334,952
Impairment of goodwill		7,418,302
Deferred tax benefit		(243,835)
Interest expense		3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable		646,661
(Increase) in prepayment and other current assets		(215,468)
(Decrease) in operating lease liability		(46,236)
Decrease in receivable with related parties		(245,266)
Increase in accounts payable, accrued expenses and other payables		4,766,607
Increase (decrease) in payables to related parties		(234,880)
Net cash used in operating activities		(26,762,923)
Cash Flows from Investing Activities:
Purchase of property and equipment		(25,973)
Net cash provided by investing activities		(25,973)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares		2,499,920
Proceeds from long-term debt obligation		21,500,000
Net cash provided by (used in) financing activities		23,999,920
Effect of exchange rate changes on cash		140,658
Net change in cash		(2,648,318)
Cash, beginning of the period	41,709	2,690,024
Cash, end of the period		41,709
Restatement adjustments [Member]
Cash Flows from Operating Activities:
Net loss	6,600,000	(31,585,141)
Net loss		(6,607,510)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization		(497,905)
Impairment of goodwill		(7,373,864)
Impairment of investment in ANY		14,600,000
Deferred tax benefit		243,835
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable		65,893
(Increase) in prepayment and other current assets		158,945
Decrease in receivable with related parties		414,020
Increase in accounts payable, accrued expenses and other payables		(1,426,068)
Increase (decrease) in payables to related parties		396,671
Net cash used in operating activities		(25,983)
Cash Flows from Investing Activities:
Purchase of property and equipment		(14,376)
Development of intangible assets		(1,767,148)
Net cash provided by investing activities		(1,781,524)
Cash Flows from Financing Activities:
Effect of exchange rate changes on cash		36,639
Net change in cash		(235)
Cash, beginning of the period	$ (2,329)	(2,091)
Cash, end of the period		$ (2,329)